Segmented Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis' CEO is considered the chief operating decision maker ("CODM") for purposes of reviewing segment performance. Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by the CODM in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders, and this measure is used consistently in the evaluation of actual segment performance as well as in the Corporation’s business plan and forecasting processes.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2024 or 2023.

As of December 31, 2024, accounts receivable included $18 million due from Belize Electricity (December 31, 2023 - $8 million).
Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at December 31, 2024 and 2023, there were no inter-segment loans outstanding. Interest charged on inter-segment loans was not material in 2024 and 2023

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2024
Revenue	2,229	3,007	1,372	1,665	817	545	1,838	11,473	35	—	11,508
Energy supply costs	—	1,183	393	423	—	155	1,095	3,249	—	—	3,249
Operating expenses	530	798	659	418	195	141	250	2,991	49	—	3,040
Depreciation and amortization	448	404	134	337	291	88	218	1,920	7	—	1,927
Operating income	1,251	622	186	487	331	161	275	3,313	(21)	—	3,292
Other income, net	96	51	58	45	11	6	29	296	(8)	—	288
Finance charges	483	155	79	155	135	81	93	1,181	225	—	1,406
Income tax expense	200	70	37	83	26	14	23	453	(107)	—	346
Net earnings	664	448	128	294	181	72	188	1,975	(147)	—	1,828
Non-controlling interests	122	—	—	1	—	—	25	148	—	—	148
Preference share dividends	—	—	—	—	—	—	—	—	74	—	74
Net earnings attributable to common equity shareholders	542	448	128	293	181	72	163	1,827	(221)	—	1,606

Additions to property, plant and equipment and intangible assets	1,456	1,151	431	1,035	554	132	454	5,213	5	—	5,218

As at December 31, 2024
Goodwill	8,828	1,987	649	913	231	235	269	13,112	—	—	13,112
Total assets	27,202	14,690	6,278	10,156	6,181	2,807	5,810	73,124	374	(12)	73,486

Year ended December 31, 2023
Revenue	2,085	3,006	1,360	1,955	738	528	1,761	11,433	84	—	11,517
Energy supply costs	—	1,290	499	760	—	153	1,069	3,771	—	—	3,771
Operating expenses	494	776	601	408	180	127	231	2,817	72	—	2,889
Depreciation and amortization	416	361	113	309	265	96	204	1,764	9	—	1,773
Operating income	1,175	579	147	478	293	152	257	3,081	3	—	3,084
Other income, net	82	49	54	34	6	4	23	252	39	—	291
Finance charges	427	145	67	163	125	79	86	1,092	213	—	1,305
Income tax expense	208	83	29	74	12	9	26	441	(81)	—	360
Net earnings	622	400	105	275	162	68	168	1,800	(90)	—	1,710
Non-controlling interests	114	—	—	1	—	—	22	137	—	—	137
Preference share dividends	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	508	400	105	274	162	68	146	1,663	(157)	—	1,506

Additions to property, plant and equipment and intangible assets	1,103	916	341	593	608	126	466	4,153	16	—	4,169

As at December 31, 2023
Goodwill	8,127	1,830	597	913	228	235	254	12,184	—	—	12,184
Total assets	24,269	12,784	5,371	9,225	5,962	2,715	5,227	65,553	401	(34)	65,920